TAXATION (Tables)	12 Months Ended
Dec. 31, 2019
Schedule of income/(loss) from domestic and foreign components before income tax expenses

	2017	2018	2019
	RMB (in millions)
Domestic	5,852	4,663	8,983
Foreign	(2,328)	(2,742)	104

Total	3,524	1,921	9,087

Schedule of composition of income tax expense

	2017	2018	2019
	RMB (in millions)
Current income tax expense	1,453	1,425	1,918
Deferred tax benefit	(168)	(632)	(176)

Income tax expense	1,285	793	1,742

Schedule of reconciliation of the differences between statutory tax rate and the effective tax rate

	2017	2018	2019
Statutory CIT rate	25%	25%	25%
Tax differential from statutory rate applicable to subsidiaries with preferential tax rates	6%	(23%)	(9%)
Non-deductible expenses and non-taxable income incurred	3%	37%	1%
Change in valuation allowance	2%	2%	2%

Effective CIT rate	36%	41%	19%

Schedule of effect of preferential tax on China operations

	2017	2018	2019
	RMB ( i n millions, except per share data)
Tax holiday effect	345	520	762
Basic net income per ADS effect	0.65	0.95	1.34
Diluted net income per ADS effect	0.60	0.92	1.19

Schedule of significant components of deferred tax assets and liabilities

	2018	2019
	RMB (in millions)
Accrued expenses	532	673
Loss carry forward	191	372
Accrued liability for customer reward related programs	57	68
Accrued staff salary	65	138
Others	243	207
Subtotal	1,088	1,458
Less: Valuation allowance of deferred tax assets	(238)	(482)
Total deferred tax assets	850	976

Deferred tax liabilities:
Recognition of intangible assets arise from business combinations and unrealized holding gain	(3,838)	(3,592)
Net deferred tax liabilities	(2,988)	(2,616)

Schedule of movement of valuation allowances

	2017	2018	2019
	RMB (in millions)
Balance at beginning of year	150	197	238
Current year additions	47	41	244

Balance at end of year	197	238	482

Subsidiaries
Schedule of reconciliation of the differences between statutory tax rate and the effective tax rate

	Impact on the effective tax rates
		2017	2018	2019
Ctrip Computer Technology	15%	(1.6%)	(5.5%)	(2.4%)
Ctrip Travel Information	15%	(1.6%)	(4.0%)	(1.0%)
Ctrip Travel Network	15%	(1.6%)	(5.7%)	(1.9%)
Chengdu Information	15%	(2.1%)	(3.2%)	(0.8%)
The Company and its subsidiaries in Hong Kong and Cayman	16.5%, 0%	15.4%	1.7%	(0.9%)
Qunar and subsidiaries	15%	(1.0%)	(5.0%)	(1.5%)
Others	15%	(1.1%)	(1.3%)	(0.5%)
Total		6.4%	(23.0%)	(9.0%)